THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 16, 2004.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003

                Check here if Amendment [x]; Amendment Number: 2

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
------------------
(Signature)

New York, New York
------------------
(City, State)

August 20, 2004
---------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $128,161 (thousands)

The entries reported on the Information Table attached to this Amendment No.2 are positions which were previously filed confidentially with the Securities and Exchange Commission and were omitted from the original public filing of this Form 13F.

List of Other Included Managers:

         None

                                                                 FORM 13F Amendment No. 2
                                                                                                             (SEC USE ONLY)
QTR ENDED: 9/30/03                                   Name of Reporting Manager: Sandell Asset Management



      Item 1:               Item 2 :       Item 3:   Item 4:     Item 5:         Item 6:      Item 7:           Item 8:
   Name of Issuer       Title of Class     CUSIP     Fair       Shares or      Investment    Managers       Voting Authority
                                           Number    Market     Principal      Discretion      See             (Shares)
                                                     Value       Amount                      Instr.V   (a)Sole (b)Shared (c)None
                                                     (X$1000)

GUCCI GROUP NV            COM           401566-10-4  110,458    1,310,300 CALL    SOLE                 1,310,300   -      -
GUCCI GROUP N/V           COM           401566-10-4   17,703      210,000 PUT     SOLE                   210,000   -      -

                                        Value Total$ 128,161

                                       Entry Total:       2
